Fair Value Measurements and Disclosures	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Fair Value Measurements and Disclosures
4. Fair Value Measurements and Disclosures
The following tables summarize the Company’s assets and liabilities measured at fair value on a recurring basis by level within the valuation hierarchy (in thousands):

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$366,348	$—	$—	$366,348
Commercial paper	—	5,484	—	5,484

Total cash equivalents	$366,348	$5,484	$—	$371,832

Marketable securities:
Commercial paper	$—	$7,313	$—	$7,313
Corporate debt securities	—	44,460	—	44,460

Total marketable securities	$—	$51,773	$—	$51,773

Total assets	$366,348	$57,257	$—	$423,605

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$30,666	$—	$—	$30,666

Total cash equivalents	$30,666	$—	$—	$30,666

Marketable securities:
Treasury bills	$30,932	$—	$—	$30,932
Commercial paper	—	5,876	—	5,876
Corporate debt securities	—	87,972	—	87,972

Total marketable securities	$30,932	$93,848	$—	$124,780

Total assets	$61,598	$93,848	$—	$155,446

Liability
Participation right liability	$—	$—	$3,105	$3,105

Total liabilities	$—	$—	$3,105	$3,105

Money market funds and treasury bills are highly liquid and actively traded marketable securities that generally transact at a stable $1.00 net asset value, representing their estimated fair value. The fair value of marketable securities is based upon observable market inputs obtained from third-party pricing services. The pricing services use industry-standard valuation models and observable inputs, including reported trades, broker-dealer quotes, bids or offers on the same or similar securities issuer, credit spreads, benchmark securities, prepayment and default projections based on historical data, and other observable inputs. As of December 31, 2025 and 2024, the Company’s marketable securities have maturities of less than one year and are classified as current assets.
The following table summarizes the activity of the Company’s participation right liability, which was previously measured using unobservable inputs through its settlement in April 2025 (in thousands):

Balance as of December 31, 2024	$3,105
Change in fair value of participation right liability	725
Settlement of participation right liability	(3,830)

Balance as of December 31, 2025	$—

As of the settlement date, the fair value of the participation right liability approximated the intrinsic value per Series B share issued. The fair value per Series B share was estimated using the Probability-Weighted Expected Return Method (“PWERM”). Under the PWERM, we considered various liquidity events, including the de-SPAC
Transaction, an initial public offering, and a sale of the Company, assigned probability to each liquidity scenario, and estimated the fair value per Series B share using the following assumptions:

Probability of a qualifying liquidity event	15.0% – 50.0%
Expected term, years	0.29 – 1.67
Discount rate	20.0%
The following tables summarize the amortized cost and fair value of the Company’s cash equivalents and marketable securities by major investment category for the periods indicated (in thousands):

	December 31, 2025
	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Marketable securities:
Commercial paper	$7,311	$2	$—	$7,313
Corporate debt securities	44,446	18	(4)	44,460

Total marketable securities	$51,757	$20	$(4)	$51,773

	December 31, 2024
	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Marketable securities:
Treasury bills	$30,825	$107	$—	$30,932
Commercial paper	5,857	19	—	5,876
Corporate debt securities	87,750	222	—	87,972

Total marketable securities	$124,432	$348	$—	$124,780

There were no unrealized gains or losses on cash equivalents as of December 31, 2025, and December 31, 2024. There were no marketable securities in an unrealized loss position as of December 31, 2024. Unrealized losses on marketable securities were nominal as of December 31, 2025, and were attributable to changes in interest rates rather than credit deterioration. The Company does not intend to sell securities and it is not more likely than not that it will be required to sell them before recovery of amortized cost, the losses were considered temporary. No allowance for credit losses was recorded as of December 31, 2025 and December 31, 2024, the Company invests in high-quality short-term instruments, all of which have maturities under one year and no history of credit deterioration.